Income per Common Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Income per Common Share

9. Income per Common Share:

	Six months ended June 30,
	2022	2023
Net income available to common stockholders, basic	$909	$11,452
Weighted average number of common shares, basic	10,613,424	10,754,405
Net income per common share, basic	$0.09	$1.06

Net income available to common stockholders, diluted	$909	$11,812
Weighted average number of common shares, diluted	10,613,424	12,577,390
Net income per common share, diluted	$0.09	$0.94

As of June 30, 2022, securities that could potentially dilute basic income per share in the future that were not included in the computation of diluted income per share, because to do so would have anti-dilutive effect, were any incremental shares of the unexercised warrants, calculated with the treasury stock method, as well as shares assumed to be converted with respect to the Series A Convertible Preferred Shares calculated with the if-converted method.

At June 30, 2022, there were no securities that could potentially dilute basic income per share. These securities consist of outstanding warrants which amounted to 1,590,540, (PXSAW), which have an exercise price of $5.60, (exclusive of 4,683 underwriter’s warrants to purchase 4,683 Series A Convertible Preferred Shares at an average exercise price of $24.97 and 4,000 underwriter’s warrant to purchase 4,000 common shares warrants with exercise price $5.60). The Company has also issued to the placement agent 107,143 non-tradeable warrants for the purchase of common shares, which can be exercised commencing one hundred eighty (180) days after the closing date, or on August 23, 2021 and expire on the five-year anniversary of the closing date, or on February 24, 2026. The initial exercise price per common share was $8.75, or 125% of the offering price of the shares.

As of June 30, 2023, securities that could potentially dilute basic income per share in the future that were not included in the computation of diluted income per share, because to do so would have anti-dilutive effect, were 1,591,062 warrants, which have an exercise price of $5.60, (exclusive of 4,683 underwriter’s warrants to purchase 4,683 Series A Convertible Preferred Shares at an average exercise price of $24.97 and 4,000 underwriter’s warrant to purchase 4,000 common shares warrants with exercise price $5.60), calculated with the treasury stock method, as well as 55K unvested restricted stocks units, which have vesting period up to November 2023. The diluted income per common share includes shares assumed to be converted with respect to the 403,831 Series A Preferred Shares, which have a conversion price of $5.60, calculated with the if-converted method.